HIGHLIGHTS OF 2020 - Issuance of Debentures (Details) R$ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021 BRL (R$)	Sep. 30, 2021 BRL (R$) installment	Dec. 31, 2021 BRL (R$)
Annual Allowed Revenue
Revised Chesf RAP in contract		R$ 2,900
Inspection and processing of CCC benefits
Number of monthly installments | installment		60
Reimbursement of Fixed Assets in Progress	R$ 588,786		R$ 588,786
Compulsory Loan
Compulsory Loan Process
Net of reversal			R$ 10,896,956
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Proceeds from issuance of debentures		R$ 400,000
CCC
Inspection and processing of CCC benefits
Amount received for inspection and processing		2,665,077
Eletronorte.
Inspection and processing of CCC benefits
Amount received for inspection and processing		R$ 116,273